Katherine P. Feld                   [logo] OppenheimerFunds
Vice President &                    Oppenheimer Management Corporation
Associate Counsel                   Two World Trade Center
                                    New York, NY 10048-0203
                                    212 323-0200    Fax 212 323-0558




                                    October 16, 1995
VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

          Re:  Oppenheimer New York Tax-Exempt Fund
               Proxy Statement and Prospectus
               (Form N-14 Reg. No. 33-62287) (Rule 497(j) Filing)

To the Securities and Exchange Commission:

          An electronic ("EDGAR") filing was made on October 16, 1995 under Rule 497(c) of the Securities Act of 1933, as amended (the "1933 Act") on behalf of Oppenheimer New York Tax-Exempt Fund (the "Registrant"). The filing consisted of the Proxy Statement and Prospectus dated September 29, 1995 of the Registrant and Quest for Value New York Tax-Exempt Fund included in the Registration Statement (the "Registration Statement") of the Registrant on Form N-14 (Reg. No. 33-62287).

          The Registrant hereby certifies pursuant to Rule 497(j) of the 1933 Act that the Statement of Additional Information dated September 29, 1995 relating to the Registration Statement does not differ from that contained in Amendment No. 1 to the Registration Statement as previously filed with the Securities and Exchange Commission. The Registrant further certifies that the text of the Registration Statement, as amended by Amendment No. 1 thereto, has been filed electronically. Accordingly, the Statement of Additional Information is not being filed herewith.

                                    Very truly yours,

                                    /s/ Katherine P. Feld

                                    Katherine P. Feld
                                    Vice President &
                                    Associate Counsel
                                    (212) 323-0252

KPF/gl
Enclosures

cc:     Ronald Feiman, Esq.
    KPMG Peat Marwick, LLP
    Ms. Gloria LaFond


MERGE/360497J